Condensed Financial Information of Registrant Prudential plc - Notes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information
Profit after tax		$ 2,118	$ 783	$ 4,019
Shareholders' equity		20,878	19,477
US
Additional information
Shareholders' equity		8,511	8,929
Classification of assets as held for sale | US
Additional information
Proportion of interest to be retained after disposal	19.90%
Classification of assets as held for sale | US | Maximum
Additional information
Period of time for monetisation of investment after demerger	12 months
Proportion of interest to be retained after monetisation of investment	10.00%
Accounting policy difference
Additional information
Profit after tax		(18)	15	7
Shareholders' equity		15	33
Share in IFRS amount of the Group
Additional information
Profit after tax		2,221	(11,487)	2,622
Shareholders' equity		8,577	6,271
Prudential plc
Additional information
Dividends received by parent company from consolidated subsidiary undertakings		406	9,599	1,996
Profit after tax		(85)	12,255	$ 1,390
Shareholders' equity		$ 12,286	$ 13,173
Prudential plc | Classification of assets as held for sale | US
Additional information
Proportion of interest to be retained after disposal	19.90%
Prudential plc | Classification of assets as held for sale | US | Maximum
Additional information
Period of time for monetisation of investment after demerger	12 months
Proportion of interest to be retained after monetisation of investment	10.00%